Shareholder Report, Average Annual Return (Details)	12 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Rockefeller California Municipal Bond ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.00%			1.90%
Rockefeller Global Equity ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%	21.87%
Rockefeller New York Municipal Bond ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.10%			2.51%
Rockefeller Opportunistic Municipal Bond ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.47%			4.91%
Rockefeller U.S. Small-Mid Cap ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.60%		6.80%
Bloomberg California Exempt Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.05%			2.26%
Bloomberg U.S. Municipal High Yield Bonds Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.99%			2.58%
MSCI ACWI Index-Net Dividends
Average Annual Return [Line Items]
Average Annual Return, Percent	22.11%	18.94%
Bloomberg New York Exempt Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%			2.12%
Bloomberg 60% Tax-Exempt High Yield/40% Bloomberg LB Investment Grade Municipal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.30%			2.49%
Russell 2500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	30.64%		18.62%